Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets, net consisted of the following:

	December 31,
	2022	2023

Advances to suppliers	$4,537	$58,814
Value-added tax (“VAT”) receivables	1,954	2,985
Prepaid financing expense(1)	-	1,442
Advance for deferred cost of Business Combination(2)	1,325	-
Deferred IPO costs	868	-
Others	763	894
Prepaid expenses and other current assets	9,447	64,135
Allowance for credit losses	(177)	(172)
Prepaid expenses and other current assets, net	$9,270	$63,963

(1)	It represented prepaid financing expense related to issuance of GEM Warrants (See Note 12).

(2)

The advance for deferred cost of Business Combination represented the advances to Goldenbridge in form of non-interest-bearing loans, pursuant to the agreement and plan of merger, dated as of May 23, 2022, which provides for a Business Combination between Goldenbridge and Auto Services Group Limited. Such advance was provided to GBRG to extend the period of time for Goldenbridge to consummate the Business Combination and shall become repayable upon closing of the Business Combination, or if Goldenbridge materially breach the agreement.

As of May 17, 2023, the Closing Date, the advance for deferred cost of Business Combination was of $1,499, and was expected to converted into ordinary shares at a price of US$10 per share. As of the date of the report, the Company did not complete the registration and issuance of the shares.

The Group assessed the collectability of other current assets, and recorded $148, nil and $nil provision for doubtful recoveries of advances to suppliers that the collectability is considered remote for the years ended December 31, 2021, 2022 and 2023, respectively.

The movement of allowance for credit losses for the years ended December 31, 2021, 2022 and 2023 were as following:

	December 31,
	2022	2023
Balance at the beginning of the year	$191	$177
Additions	-	-
Foreign currency translation	(14)	(5)
Balance at the end of the year	$177	$172